Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Under our equity granting policy, the T&C Committee approves annual equity awards at its regularly scheduled meeting during the first quarter, typically held in February. Per the policy, the grant date applicable to such annual grants is the last business day in February. This is designed to ensure that the stock price pertaining to the grant will be tied to a date that is more than one business day after the filing of our Form 10-K for the previous fiscal year and the Form 8-K that discloses the earnings for the applicable fourth quarter and full year. The T&C Committee has discretion to grant equity awards outside of the normal annual grant cycle, however, the T&C Committee does not have a policy or practice of granting equity awards, including stock option awards, in anticipation of the release of material, non-public information (“MNPI”), nor do we time the release of MNPI based on equity grant dates. The equity granting policy also prohibits the back-dating of awards.

Award Timing Method	Under our equity granting policy, the T&C Committee approves annual equity awards at its regularly scheduled meeting during the first quarter, typically held in February. Per the policy, the grant date applicable to such annual grants is the last business day in February. This is designed to ensure that the stock price pertaining to the grant will be tied to a date that is more than one business day after the filing of our Form 10-K for the previous fiscal year and the Form 8-K that discloses the earnings for the applicable fourth quarter and full year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false